Annual Fund Operating Expenses - TORTOISE MLP ETF - TORTOISE MLP ETF	Dec. 18, 2025	[2]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.50%

[1]	The Fund has adopted a unitary fee structure. Under such structure, the Adviser is responsible for paying the ordinary operating expenses of the Fund from the management fee. Ordinary operating expenses do not include brokerage commissions and transaction costs, leverage/borrowing expense, securities lending fees and similar expenses. See “Investment Management — the Investment Adviser.”
[2]	The cost of investing in swaps, including the embedded cost of the swap, is an indirect expense of the Fund that is not reflected in the fee table and is not reflected below in the expense example. The total indirect cost of investing in swaps, including the embedded cost of the swap, is estimated to be 1.5% for the initial fiscal year ending November 30, 2026.